SECURITIES AVAILABLE FOR SALE (Tables)	12 Months Ended
Dec. 31, 2013
SECURITIES AVAILABLE FOR SALE
Summary of amortized cost and fair values of securities with gross unrealized gains and losses

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
U.S. government agency obligations	$41,982,901	$34,010	$(1,101,316)	$40,915,595
U.S. treasury securities	5,000,000	—	—	5,000,000
State and municipal securities	39,827,427	439,363	(1,521,921)	38,744,869
Other securities(1)	248,501	—	—	248,501
Mortgage-backed: residential	33,404,645	234,517	(771,145)	32,868,017

	$120,463,474	$707,890	$(3,394,382)	$117,776,982

	December 31, 2012
U.S. government agency obligations	$19,596,009	$212,845	$(15,352)	$19,793,502
State and municipal securities	35,068,040	1,375,995	(40,112)	36,403,923
Other securities(1)	248,501	—	—	248,501
Mortgage-backed: residential	31,468,831	427,194	(61,871)	31,834,154

	$86,381,381	$2,016,034	$(117,335)	$88,280,080

(1)  Includes a Certificate of Deposit in the amount of $245,000

Schedule of unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$32,313,881	$(962,837)	$1,364,739	$(138,479)	$33,678,620	$(1,101,316)
State and municipal securities	20,013,766	(1,112,126)	3,322,850	(409,795)	23,336,616	(1,521,921)
Mortgage-backed: residential	16,485,580	(531,722)	5,443,669	(239,423)	21,929,249	(771,145)

	$68,813,227	$(2,606,685)	$10,131,258	$(787,697)	$78,944,485	$(3,394,382)

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$1,490,123	$(15,352)	$—	$—	$1,490,123	$(15,352)
State and municipal securities	6,952,889	(40,112)	—	—	6,952,889	(40,112)
Mortgage-backed: residential	13,828,613	(57,637)	329,715	(4,234)	14,158,328	(61,871)

	$22,271,625	$(113,101)	$329,715	$(4,234)	$22,601,340	$(117,335)

Schedule of amortized cost and fair value by contractual maturity

The amortized cost and fair value at December 31, 2013, by contractual maturity, are shown below.

	Amortized	Fair
	Cost	Value
Due in one year or less	$22,871,966	$22,854,976
Due after one year through five years	14,714,218	14,701,111
Due after five years through ten years	30,988,462	29,663,113
Due after ten years	18,480,682	17,686,264
Other securities	3,501	3,501
Mortgage-backed: residential	33,404,645	32,868,017

	$120,463,474	$117,776,982